INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current Tax Expense (Benefit):
Federal	$ 0	$ 8
Total Current Tax Expense	0	8
Deferred Tax Expense:
Total deferred tax expense	(163)	102
Income tax expense on continuing operations	(163)	110
Income tax expense applicable to continuing and discontinued operations
Income tax expense on continuing operations	(163)	110
Income tax expense (benefit) on discontinued operations	0	251
Total income tax expense	(163)	361
Net current deferred tax asset:
Allowance for doubtful accounts	4,475	5,839
Accrued expenses	3,374	1,047
Net long-term deferred tax asset (liability):
Net operating loss carry forwards	21,624	21,521
Property, equipment & intangibles	(4,004)	(4,526)
Stock based compensation	268	125
Convertible debt adjustments	261	206
Total deferred tax assets	25,998	24,212
Valuation allowance	(26,224)	(24,601)
Net deferred tax liability	$ (226)	$ (389)
Differences between income taxes computed at the federal statutory rate and the provision for income taxes
Federal income tax at statutory rate (as a percent)	34.00%	34.00%
State and local taxes (as a percent)	(0.40%)	2.40%
Consolidated VIE LLCs (as a percentage)	0.00%	1.00%
Nondeductible expenses (as a percent)	(20.60%)	(7.30%)
Other (as a percent)	(0.10%)	(2.60%)
Change in valuation allowance (as a percent)	(11.70%)	(28.80%)
Effective tax rate (as a percent)	1.20%	(1.30%)
Operating Loss Carryforwards [Line Items]
Deferred Federal tax expense	$ (163)	$ 102
Deferred tax liability	(226)	$ (389)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	65,100
State
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 44,500